UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT  FOR  THE  CALENDAR  YEAR  OR  QUARTER  ENDED:   March  31,  2005
                                                       -----------------

CHECK HERE IF AMENDMENT  [ ];  AMENDMENT NUMBER: 028-01909
                                                ----------
                        THIS AMENDMENT (CHECK ONLY ONE):

                            [ ]  is  a  restatement.
                            [ ]  adds  new  holdings  entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:        Thomas  W.  Smith
             -------------------------------------------------------------------
ADDRESS:     323  Railroad  Avenue     Greenwich     CT          06830
             -------------------------------------------------------------------
             (Street)                  (City)        (State)     (Zip)

FORM  13F  FILE  NUMBER:     028-04481

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

     NAME:     Thomas  W.  Smith
     TITLE:    Investment  Manager
     PHONE:    203-661-1200

SIGNATURE,  PLACE,  AND  DATE  OF  SIGNING:

      /s/  Thomas  W.  Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich,  CT
--------------------------------------------------------------------------------
[City,  State]

      May  16,  2005
--------------------------------------------------------------------------------
[Date]

REPORT  TYPE  (CHECK  ONLY  ONE.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:

     NUMBER  OF  OTHER  INCLUDED  MANAGERS:                        1
                                                       -------------

     FORM  13F  INFORMATION  TABLE  ENTRY  TOTAL:                 35
                                                       -------------

     FORM  13F  INFORMATION  TABLE  VALUE  TOTAL:      $   1,076,682
                                                       -------------
                                                        (thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.


LIST  OF  OTHER  INCLUDED  MANAGERS:

NO.             FORM  13F  FILE  NO.:            NAME:
---             ---------------------            -----
01              028-10290                        Scott  J.  Vassalluzzo
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                           FORM 13F INFORMATION TABLE



                                                             VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
-----------------------------  --------------  -----------  --------  -------  ---  ----  -------  --------  -------  ------  ----

AMERICA'S CAR-MART INC         COM               03062T105     1578     45000  SH         SOLE                 45000
AMERICA'S CAR-MART INC         COM               03062T105     9379   267,500  SH         OTHER          01  267,500
AMERICAN HEALTHWAYS, INC.      COM               02649V104      495    15,000  SH         SOLE                15,000
COMMERCE BANCORP, INC.         COM               200519106    19530    601470  SH         SOLE                601470
COMMERCE BANCORP, INC.         COM               200519106   100006   3079950  SH         OTHER          01  3079950
COPART, INC.                   COM               217204106    17780    754669  SH         SOLE                754669
COPART, INC.                   COM               217204106    77295   3280782  SH         OTHER          01  3280782
CREDIT ACCEPTANCE CORP         COM               225310101     9239    467070  SH         SOLE                467070
CREDIT ACCEPTANCE CORP         COM               225310101    77966   3941658  SH         OTHER          01  3941658
CORPORATE HIGH YIELD FD III    COM               219925104      147     17850  SH         SOLE                 17850
DORAL FINANCIAL CORP           COM               25811P100      401     18300  SH         SOLE                 18300
HEALTH MANAGEMENT ASSOCIATES   COM               421933102      568     21680  SH         SOLE                 21680
HEALTH MANAGEMENT ASSOCIATES   COM               421933102    20851    796453  SH         OTHER          01   796453
IRON MOUNTAIN, INC.            COM               462846106    20584    713736  SH         SOLE                713736
IRON MOUNTAIN, INC.            COM               462846106    69204   2399599  SH         OTHER          01  2399599
VERTRUE INCORPORATED           COM               92534N101     7396    208693  SH         SOLE                208693
VERTRUE INCORPORATED           COM               92534N101    46601   1314928  SH         OTHER          01  1314928
MOBILE MINI, INC.              COM               60740f105      606     15000  SH         SOLE                 15000
MOBILE MINI, INC.              COM               60740f105    26307    651008  SH         OTHER          01   651008
NORTH FORK BANCORPORATION      COM               659424105      963     34725  SH         SOLE                 34725
OCA INC.                       COM               67083Q101     5370   1263470  SH         SOLE               1263470
OCA INC.                       COM               67083Q101    21890   5150700  SH         OTHER          01  5150700
PRE-PAID LEGAL SERVICES. INC.  COM               740065107    11653    344351  SH         SOLE                344351
PRE-PAID LEGAL SERVICES. INC.  COM               740065107    90943   2687437  SH         OTHER          01  2687437
SCP POOL CORPORATION           COM               784028102     1004     31499  SH         SOLE                 31499
LAUREATE EDUCATION INC.        COM               518613104    10153    237280  SH         SOLE                237280
LAUREATE EDUCATION INC.        COM               518613104    48801   1140483  SH         OTHER          01  1140483
SEI INVESTMENTS                COM               784117103    31039    858372  SH         SOLE                858372
SEI INVESTMENTS                COM               784117103   195463   5405516  SH         OTHER          01  5405516
TRACTOR SUPPLY COMPANY         COM               892356106     6640    152125  SH         SOLE                152125
TRACTOR SUPPLY COMPANY         COM               892356106    60910   1395411  SH         OTHER          01  1395411
WHOLE FOOD MARKET, INC.        COM               966837106       26       250  SH         SOLE                   250
WHOLE FOOD MARKET, INC.        COM               966837106    33769    330646  SH         OTHER          01   330646
WORLD ACCEPTANCE CORP.         COM               981419104     4486    175800  SH         SOLE                175800
WORLD ACCEPTANCE CORP.         COM               981419104    47639   1866741  SH         OTHER          01  1866741


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